Commitments (Details)	12 Months Ended
Dec. 31, 2017
Up to 5,000 [Member]
Disclosure Of Commitments [Line Items]
Average Daily Production In Barrel	Up to 5,000
Description Of Applicable Production Royalty Rate	8%
5,000 to 125,000[Member]
Disclosure Of Commitments [Line Items]
Average Daily Production In Barrel	5,000 to 125,000
Description Of Applicable Production Royalty Rate	8% + (production - 5,000)*0.1
125,000 to 400,000[Member]
Disclosure Of Commitments [Line Items]
Average Daily Production In Barrel	125,000 to 400,000
Description Of Applicable Production Royalty Rate	20%
400,000 to 600,000[Member]
Disclosure Of Commitments [Line Items]
Average Daily Production In Barrel	400,000 to 600,000
Description Of Applicable Production Royalty Rate	20% + (production - 400,000)*0.025
Greater than 600,000 [Member]
Disclosure Of Commitments [Line Items]
Average Daily Production In Barrel	Greater than 600,000
Description Of Applicable Production Royalty Rate	25%